Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Financials – 18.1%
Banks – 10.7%
1st Source Corp.	62,477	$3,647,407
Associated Banc-Corp.	176,370	4,215,243
Bank of Marin Bancorp	88,110	2,094,375
BankUnited, Inc.	107,319	4,096,366
Berkshire Hills Bancorp, Inc.	128,600	3,656,098
First BanCorp./Puerto Rico	210,760	3,918,028
First Bancorp/Southern Pines NC	86,910	3,821,433
First Hawaiian, Inc.	128,830	3,343,139
Heritage Financial Corp./WA	147,990	3,625,755
International Bancshares Corp.	64,330	4,063,083
Nicolet Bankshares, Inc.	37,809	3,966,542
Northeast Bank	37,491	3,439,049
Northeast Community Bancorp, Inc.	55,940	1,368,292
Pacific Premier Bancorp, Inc.	163,250	4,068,190
Pathward Financial, Inc.	18,210	1,339,892
Peoples Bancorp, Inc./OH	106,875	3,386,869
Premier Financial Corp.	133,830	3,422,033
Republic Bancorp, Inc./KY - Class A	38,350	2,679,515
Texas Capital Bancshares, Inc.(a)	56,440	4,413,608
Third Coast Bancshares, Inc.(a)	78,180	2,654,211
TriCo Bancshares	80,633	3,523,662
WSFS Financial Corp.	81,730	4,342,315

		75,085,105

Capital Markets – 1.7%
Federated Hermes, Inc.	91,830	3,775,131
Hamilton Lane, Inc. - Class A	30,150	4,463,708
Houlihan Lokey, Inc.	19,756	3,430,827

		11,669,666

Consumer Finance – 0.8%
Dave, Inc.(a)	28,527	2,479,567
PROG Holdings, Inc.	69,770	2,948,480

		5,428,047

Financial Services – 2.7%
Jackson Financial, Inc. - Class A	55,304	4,815,872
Mr. Cooper Group, Inc.(a)	29,881	2,868,875
NCR Atleos Corp.(a)	139,018	4,715,491
Payoneer Global, Inc.(a)	417,602	4,192,724
Shift4 Payments, Inc. - Class A(a)	21,890	2,271,744

		18,864,706

Insurance – 1.4%
Assured Guaranty Ltd.	39,390	3,545,494
Genworth Financial, Inc.(a)	398,900	2,788,311
Hanover Insurance Group, Inc. (The)	22,228	3,437,782

		9,771,587

Company	Shares	U.S. $ Value

Mortgage Real Estate Investment Trusts (REITs) – 0.8%
Chimera Investment Corp.	217,276	$3,041,864
MFA Financial, Inc.	236,640	2,411,361

		5,453,225

		126,272,336

Industrials – 17.6%
Aerospace & Defense – 1.1%
AeroVironment, Inc.(a)	11,320	1,742,035
Curtiss-Wright Corp.	9,760	3,463,531
Leonardo DRS, Inc.(a)	86,510	2,795,138

		8,000,704

Building Products – 1.8%
American Woodmark Corp.(a)	40,150	3,193,129
Apogee Enterprises, Inc.	18,580	1,326,798
Gibraltar Industries, Inc.(a)	33,761	1,988,523
Knife River Corp.(a)	37,920	3,854,189
UFP Industries, Inc.	21,077	2,374,324

		12,736,963

Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	70,150	3,590,277
ACCO Brands Corp.	356,840	1,873,410
Steelcase, Inc. - Class A	301,190	3,560,066
Tetra Tech, Inc.	73,260	2,918,678

		11,942,431

Construction & Engineering – 2.9%
Comfort Systems USA, Inc.	4,439	1,882,402
Construction Partners, Inc. - Class A(a)	50,612	4,477,138
Fluor Corp.(a)	96,390	4,753,955
Granite Construction, Inc.	19,810	1,737,535
IES Holdings, Inc.(a)	15,190	3,052,582
MasTec, Inc.(a)	21,834	2,972,481
Sterling Infrastructure, Inc.(a)	7,920	1,334,124

		20,210,217

Electrical Equipment – 0.4%
Powell Industries, Inc.	12,049	2,670,661

Ground Transportation – 0.4%
ArcBest Corp.	27,043	2,523,653

Machinery – 2.9%
Blue Bird Corp.(a)	68,520	2,646,928
Gates Industrial Corp. PLC(a)	152,091	3,128,512
Hillman Solutions Corp.(a)	351,925	3,427,750
Mueller Industries, Inc.	57,000	4,523,520
SPX Technologies, Inc.(a)	31,474	4,580,096
Wabash National Corp.	100,441	1,720,554

		20,027,360

Company	Shares	U.S. $ Value

Marine Transportation – 1.0%
Kirby Corp.(a)	28,630	$3,029,054
Matson, Inc.	32,350	4,362,074

		7,391,128

Professional Services – 3.4%
FTI Consulting, Inc.(a)	8,370	1,599,758
Heidrick & Struggles International, Inc.	66,530	2,947,944
Huron Consulting Group, Inc.(a)	12,740	1,583,072
ICF International, Inc.	20,170	2,404,466
Korn Ferry	58,930	3,974,828
Legalzoomcom, Inc.(a)	357,280	2,683,173
Upwork, Inc.(a)	255,020	4,169,577
Willdan Group, Inc.(a)	58,710	2,236,264
WNS Holdings Ltd.(a)	47,392	2,245,907

		23,844,989

Trading Companies & Distributors – 2.0%
BlueLinx Holdings, Inc.(a)	28,190	2,879,891
Boise Cascade Co.	32,512	3,864,376
GMS, Inc.(a)	42,371	3,594,332
MRC Global, Inc.(a)	284,522	3,636,191

		13,974,790

		123,322,896

Health Care – 15.9%
Biotechnology – 8.7%
Akero Therapeutics, Inc.(a)	81,500	2,267,330
Apogee Therapeutics, Inc.(a)	48,610	2,202,033
ARS Pharmaceuticals, Inc.(a)	147,460	1,555,703
Ascendis Pharma A/S (ADR)(a)	15,477	2,130,719
Bicara Therapeutics, Inc.(a)	98,690	1,719,180
Blueprint Medicines Corp.(a)	37,145	3,239,787
Bridgebio Pharma, Inc.(a)	114,600	3,144,624
CG oncology, Inc.(a)	65,530	1,879,400
Cullinan Therapeutics, Inc.(a)	167,770	2,043,439
Cytokinetics, Inc.(a)	71,370	3,357,245
Denali Therapeutics, Inc.(a)	116,830	2,380,995
Dianthus Therapeutics, Inc.(a)	86,160	1,878,288
Halozyme Therapeutics, Inc.(a)	76,252	3,645,608
Insmed, Inc.(a)	72,461	5,002,707
Intellia Therapeutics, Inc.(a)	151,470	1,766,140
Korro Bio, Inc.(a)	53,030	2,018,852
Legend Biotech Corp. (ADR)(a)	44,080	1,434,363
Merus NV(a)	42,350	1,780,818
MoonLake Immunotherapeutics(a)	41,480	2,246,142
Newamsterdam Pharma Co. NV(a)	60,981	1,567,212
Ultragenyx Pharmaceutical, Inc.(a)	43,614	1,834,841
Upstream Bio, Inc.(a)	86,280	1,418,443
Vaxcyte, Inc.(a)	54,020	4,422,077
Viking Therapeutics, Inc.(a)	39,970	1,608,393
Viridian Therapeutics, Inc.(a)	115,030	2,205,125
Xenon Pharmaceuticals, Inc.(a)	46,500	1,822,800

		60,572,264

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 2.0%
AtriCure, Inc.(a)	119,630	$3,655,893
CONMED Corp.	55,829	3,820,936
Masimo Corp.(a)	23,300	3,851,490
OraSure Technologies, Inc.(a)	733,608	2,648,325

		13,976,644

Health Care Providers & Services – 2.6%
AMN Healthcare Services, Inc.(a)	53,055	1,269,076
Hims & Hers Health, Inc.(a)	159,890	3,866,140
Option Care Health, Inc.(a)	184,870	4,288,984
Owens & Minor, Inc.(a)	148,190	1,936,843
Pediatrix Medical Group, Inc.(a)	198,270	2,601,302
PROCEPT BioRobotics Corp.(a)	52,780	4,249,846

		18,212,191

Health Care Technology – 0.5%
Teladoc Health, Inc.(a)	403,959	3,671,987

Life Sciences Tools & Services – 0.2%
Quanterix Corp.(a)	143,220	1,522,429

Pharmaceuticals – 1.9%
Corcept Therapeutics, Inc.(a)	68,724	3,463,002
Harmony Biosciences Holdings, Inc.(a)	75,190	2,587,288
Intra-Cellular Therapies, Inc.(a)	39,640	3,310,733
Phibro Animal Health Corp. - Class A	103,310	2,169,510
Rapport Therapeutics, Inc.(a)	96,570	1,713,152

		13,243,685

		111,199,200

Information Technology – 15.0%
Communications Equipment – 0.8%
Calix, Inc.(a)	88,710	3,093,317
NETGEAR, Inc.(a)	103,070	2,872,561

		5,965,878

Electronic Equipment, Instruments & Components – 3.4%
Avnet, Inc.	57,780	3,023,050
Daktronics, Inc.(a)	153,920	2,595,091
Fabrinet(a)	16,990	3,735,761
Novanta, Inc.(a)	21,130	3,228,030
Plexus Corp.(a)	22,100	3,458,208
Sanmina Corp.(a)	53,606	4,056,366
TTM Technologies, Inc.(a)	140,950	3,488,513

		23,585,019

Company	Shares	U.S. $ Value

IT Services – 0.2%
DigitalOcean Holdings, Inc.(a)	51,120	$1,741,658

Semiconductors & Semiconductor Equipment – 2.3%
Axcelis Technologies, Inc.(a)	24,090	1,683,168
Impinj, Inc.(a)	11,820	1,716,973
MACOM Technology Solutions Holdings, Inc.(a)	24,990	3,246,451
Onto Innovation, Inc.(a)	11,850	1,975,040
Penguin Solutions, Inc.(a)	154,890	2,972,339
Photronics, Inc.(a)	81,690	1,924,616
Semtech Corp.(a)	39,590	2,448,642

		15,967,229

Software – 8.3%
A10 Networks, Inc.	206,700	3,803,280
ACI Worldwide, Inc.(a)	81,960	4,254,544
Altair Engineering, Inc. - Class A(a)	42,560	4,643,722
AvidXchange Holdings, Inc.(a)	368,380	3,809,049
Box, Inc. - Class A(a)	98,040	3,098,064
Braze, Inc. - Class A(a)	102,764	4,303,756
Clearwater Analytics Holdings, Inc. - Class A(a)	90,560	2,492,211
CommVault Systems, Inc.(a)	30,028	4,531,526
Freshworks, Inc. - Class A(a)	178,290	2,882,949
LiveRamp Holdings, Inc.(a)	90,222	2,740,042
Olo, Inc.(a)	463,440	3,559,219
OneSpan, Inc.(a)	97,990	1,816,735
Ooma, Inc.(a)	111,840	1,572,470
Progress Software Corp.	57,121	3,721,433
Qualys, Inc.(a)	22,150	3,105,873
SEMrush Holdings, Inc.(a)	120,160	1,427,501
SPS Commerce, Inc.(a)	26,600	4,894,134
Yext, Inc.(a)	214,680	1,365,365

		58,021,873

		105,281,657

Consumer Discretionary – 9.8%
Automobile Components – 1.1%
American Axle & Manufacturing Holdings, Inc.(a)	414,020	2,413,737
Modine Manufacturing Co.(a)	29,360	3,403,705
Visteon Corp.(a)	17,270	1,532,194

		7,349,636

Automobiles – 0.3%
Winnebago Industries, Inc.	46,866	2,239,257

Diversified Consumer Services – 1.7%
Coursera, Inc.(a)	325,770	2,769,045
Frontdoor, Inc.(a)	87,740	4,796,746
Graham Holdings Co. - Class B	5,040	4,394,477

		11,960,268

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 1.9%
Accel Entertainment, Inc.(a)	215,720	$2,303,890
International Game Technology PLC	81,330	1,436,288
PlayAGS, Inc.(a)	197,704	2,279,527
Rush Street Interactive, Inc.(a)	290,778	3,989,474
Travel + Leisure Co.	66,801	3,370,110

		13,379,289

Household Durables – 1.6%
Hovnanian Enterprises, Inc. - Class A(a)	12,510	1,674,088
KB Home	46,740	3,071,753
Taylor Morrison Home Corp.(a)	63,471	3,885,060
Tri Pointe Homes, Inc.(a)	75,970	2,754,672

		11,385,573

Leisure Products – 0.2%
Revelyst, Inc.(a)	84,970	1,633,973

Specialty Retail – 2.2%
Boot Barn Holdings, Inc.(a)	31,440	4,773,221
Genesco, Inc.(a)	56,950	2,434,613
Group 1 Automotive, Inc.	10,940	4,610,991
Upbound Group, Inc.	106,490	3,106,313

		14,925,138

Textiles, Apparel & Luxury Goods – 0.8%
G-III Apparel Group Ltd.(a)	78,930	2,574,697
Kontoor Brands, Inc.	35,840	3,061,094

		5,635,791

		68,508,925

Real Estate – 5.9%
Diversified REITs – 1.0%
Alexander & Baldwin, Inc.	83,620	1,483,419
Broadstone Net Lease, Inc. - Class A	105,660	1,675,767
Empire State Realty Trust, Inc. - Class A	348,900	3,600,648

		6,759,834

Health Care REITs – 0.8%
Diversified Healthcare Trust	720,910	1,658,093
Sabra Health Care REIT, Inc.	244,000	4,226,080

		5,884,173

Hotel & Resort REITs – 0.8%
RLJ Lodging Trust	391,439	3,996,592
Summit Hotel Properties, Inc.	226,770	1,553,375

		5,549,967

Industrial REITs – 0.9%
First Industrial Realty Trust, Inc.	41,766	2,093,730
Innovative Industrial Properties, Inc.	25,210	1,679,994
STAG Industrial, Inc.	68,114	2,303,616

		6,077,340

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.4%
Forestar Group, Inc.(a)	111,060	$2,878,675

Retail REITs – 1.7%
Acadia Realty Trust	168,440	4,069,510
NETSTREIT Corp.	125,110	1,770,307
Tanger, Inc.	106,460	3,633,480
Urban Edge Properties	124,290	2,672,235

		12,145,532

Specialized REITs – 0.3%
National Storage Affiliates Trust	46,930	1,779,116

		41,074,637

Energy – 5.0%
Energy Equipment & Services – 1.2%
Cactus, Inc. - Class A	73,570	4,293,545
Patterson-UTI Energy, Inc.	336,550	2,779,903
Ranger Energy Services, Inc.	93,310	1,444,439

		8,517,887

Oil, Gas & Consumable Fuels – 3.8%
CONSOL Energy, Inc.	24,440	2,607,259
Gulfport Energy Corp.(a)	15,320	2,821,944
HF Sinclair Corp.	46,322	1,623,586
International Seaways, Inc.	47,130	1,693,852
Magnolia Oil & Gas Corp. - Class A	192,350	4,497,143
Matador Resources Co.	68,710	3,865,625
Northern Oil and Gas, Inc.	121,620	4,519,399
Peabody Energy Corp.	117,750	2,465,685
Teekay Corp. Ltd.	315,190	2,184,267

		26,278,760

		34,796,647

Materials – 3.7%
Chemicals – 1.9%
AdvanSix, Inc.	126,500	3,603,985
Ecovyst, Inc.(a)	336,550	2,571,242
Element Solutions, Inc.	108,320	2,754,578
Methanex Corp.	47,260	2,360,164
Rayonier Advanced Materials, Inc.(a)	250,910	2,070,007

		13,359,976

Construction Materials – 0.4%
United States Lime & Minerals, Inc.	21,070	2,796,832

Containers & Packaging – 0.2%
Pactiv Evergreen, Inc.	57,640	1,006,971

Metals & Mining – 1.2%
Alpha Metallurgical Resources, Inc.(a)	7,493	1,499,499
Olympic Steel, Inc.	61,210	2,008,300
Warrior Met Coal, Inc.	41,900	2,272,656
Worthington Steel, Inc.	84,470	2,687,836

		8,468,291

		25,632,070

Company	Shares	U.S. $ Value

Consumer Staples – 2.8%
Consumer Staples Distribution & Retail – 0.6%
Andersons, Inc. (The)	66,080	$2,677,561
Village Super Market, Inc. - Class A	52,858	1,685,642

		4,363,203

Food Products – 1.3%
Cal-Maine Foods, Inc.	21,580	2,221,014
Dole PLC	219,840	2,976,633
Nomad Foods Ltd.	103,920	1,743,778
Vital Farms, Inc.(a)	57,840	2,179,990

		9,121,415

Household Products – 0.3%
WD-40 Co.	8,430	2,045,792

Personal Care Products – 0.6%
BellRing Brands, Inc.(a)	51,040	3,845,354

		19,375,764

Utilities – 2.7%
Electric Utilities – 1.5%
Genie Energy Ltd. - Class B	138,148	2,153,727
IDACORP, Inc.	32,400	3,540,672
Portland General Electric Co.	27,690	1,207,838
TXNM Energy, Inc.	78,170	3,843,619

		10,745,856

Gas Utilities – 1.2%
Chesapeake Utilities Corp.	35,440	4,300,644
Southwest Gas Holdings, Inc.	27,897	1,972,597
UGI Corp.	70,364	1,986,376

		8,259,617

		19,005,473

Communication Services – 2.7%
Diversified Telecommunication Services – 0.2%
Lumen Technologies, Inc.(a)	238,650	1,267,232

Entertainment – 0.2%
Eventbrite, Inc.(a)	428,450	1,439,592

Interactive Media & Services – 1.4%
EverQuote, Inc.(a)	86,780	1,734,732
Vimeo, Inc.(a)	596,369	3,816,762
Yelp, Inc.(a)	111,075	4,298,602

		9,850,096

Media – 0.9%
Criteo SA (Sponsored ADR)(a)	70,330	2,782,255
Nexstar Media Group, Inc.	11,368	1,795,803

Company	Shares	U.S. $ Value

Scholastic Corp.	71,920	$1,534,053

		6,112,111

		18,669,031

Total Common Stocks (cost $588,648,082)		693,138,636

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(b) (c) (d) (cost $2,587,113)	2,587,113	2,587,113

Total Investments – 99.5% (cost $591,235,195)(e)		695,725,749
Other assets less liabilities – 0.5%		3,161,789

Net Assets – 100.0%		$698,887,538

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	358	March 2025	$40,271,420	$(2,278,248)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $143,241,891 and gross unrealized depreciation of investments was $(41,029,585), resulting in net unrealized appreciation of $102,212,306.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$693,138,636	$—	$—	$693,138,636
Short-Term Investments	2,587,113	—	—	2,587,113

Total Investments in Securities	695,725,749	—	—	695,725,749
Other Financial Instruments(b):
Assets	—	—	—	—
Liabilities:
Futures	(2,278,248)	—	—	(2,278,248)

Total	$693,447,501	$—	$—	$693,447,501

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2024 is as follows:

Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2024 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$5,312	$46,132	$48,857	$2,587	$50